CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2020	Mar. 05, 2020	Jan. 24, 2020
Preferred shares, par value	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,000,000		1,000,000
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Common shares, par value	$ 0.0001
Common Stock, Shares, Outstanding		17,250,000
Class A common stock
Shares subject to possible redemption	66,158,889
Shares subject to possible redemption, par value per share	$ 10.00
Common shares, par value	$ 0.0001		$ 0.0001
Common shares, shares authorized	380,000,000		380,000,000
Common Stock, Shares, Issued	2,841,111		0
Common Stock, Shares, Outstanding	2,841,111		0
Class B common stock
Common shares, par value	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000
Common Stock, Shares, Issued	17,250,000		17,250,000
Common Stock, Shares, Outstanding	17,250,000		17,250,000